3. Fair Value of Financial Instruments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Ending Balance	(2,606)	(2,070)
Level 3
Beginning Balance	$ (2,070)
Warrants issued during the period	(1,428)
Change in fair value during the period	568
Transfer to equity as a result of changes to provisions	$ 324
Ending Balance	(2,606)	(2,070)
Level 3 | Public Offering Warrants
Beginning Balance	$ (587)
Warrants issued during the period	0
Change in fair value during the period	263
Transfer to equity as a result of changes to provisions	$ 324
Ending Balance	0	(587)
Level 3 | Series B Warrants
Beginning Balance	$ (1,483)
Warrants issued during the period	0
Change in fair value during the period	22
Transfer to equity as a result of changes to provisions	$ 0
Ending Balance	(1,461)	(1,483)
Level 3 | Series C Warrants
Beginning Balance	$ 0
Warrants issued during the period	(1,428)
Change in fair value during the period	283
Transfer to equity as a result of changes to provisions	$ 0
Ending Balance	(1,145)